Derivatives Derivatives (Estimated Fair Value of Derivatives Assets and Liabilities after Master Netting Agreements and Cash) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1,460	$ 2,370
Derivative Liability, Fair Value, Gross Liability	841	970
Netting [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,500	2,436
Derivative Liability, Fair Value, Gross Liability	866	1,016
Amounts offset in the consolidated balance sheets, Assets	0	0
Amounts offset in the consolidated balance sheets, Liabilities	0	0
Net amount of derivative assets after application of master netting agreements and cash collateral	12	12
Net amount of derivative liabilities after application of master netting agreements and cash collateral	21	23
Estimated fair value of derivative assets presented in the consolidated balance sheets	1,500	2,436
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	866	1,016
Netting [Member] | Over-the-counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,450	2,436
Derivative Liability, Fair Value, Gross Liability	851	982
Gross estimated fair value of derivative assets	(670)	(838)
Gross estimated fair value of derivative liabilities	(670)	(838)
Cash collateral on derivative assets	(216)	(897)
Cash collateral on derivative liabilities	0	0
Securities collateral on derivative assets	(554)	(689)
Securities collateral on derivative liabilities	(160)	(121)
Netting [Member] | Exchange-cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	50	0
Derivative Liability, Fair Value, Gross Liability	9	0
Gross estimated fair value of derivative assets	(8)	0
Gross estimated fair value of derivative liabilities	(8)	0
Cash collateral on derivative assets	(40)	0
Cash collateral on derivative liabilities	(1)	0
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	0	0
Netting [Member] | Exchange-traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	6	34
Gross estimated fair value of derivative assets	0	0
Gross estimated fair value of derivative liabilities	0	0
Cash collateral on derivative assets	0	0
Cash collateral on derivative liabilities	(5)	(34)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	$ (1)	$ 0